Cover	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002096547
Amendment Description	1
Document Type	S-6
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2496
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks above-average total return by investing in a portfolio of stocks. The Portfolio follows a simple investment strategy: Buy the ten highest dividend-yielding stocks in the Dow Jones Industrial Average and hold them for approximately one year. Invesco Capital Markets, Inc., the Sponsor, implemented the strategy using information available as of the close of business on August 31, 2026. When the Portfolio terminates, you can elect to follow the strategy by redeeming your Units and reinvesting the proceeds in a new portfolio, if available. As of the Initial Date of Deposit, all of the Portfolio’s investments are in securities of companies derived from the Dow Jones Industrial Average.